Investments in unconsolidated joint ventures, 2017 Joint Venture (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in Unconsolidated Joint Ventures [Abstract]
Net proceeds from investment in unconsolidated joint venture	$ 0	$ 0	$ 19,555
2017 Joint Venture [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Other comprehensive losses				$ (391)
Impairment charge				$ 3,144
Loss on sale of investment in unconsolidated joint venture			(64)
Net proceeds from investment in unconsolidated joint venture			$ 19,555
Number of companies owning vessels that were dissolved | Vessel	2